31 Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net operating revenue [line items]
Gross revenues	R$ 25,227,782	R$ 23,725,810	R$ 21,574,289
PIS/Pasep and Cofins	(2,161,120)	(2,117,800)	(1,788,714)
ICMS (VAT)	(4,656,686)	(4,210,382)	(3,734,940)
Sectorial charges	(2,161,811)	2,457,562	(2,020,674)
Service tax (ISSQN)	(3,891)	(5,286)	(5,388)
Net operating revenues	16,244,274	14,934,780	14,024,573
Electricity Sales To Final Customers [Member]
Disclosure of net operating revenue [line items]
Gross revenues	10,481,794	10,104,045	8,689,516
PIS/Pasep and Cofins	(965,651)
ICMS (VAT)	(2,336,583)
Sectorial charges	(753,544)
Service tax (ISSQN)
Net operating revenues	6,426,016	5,548,584	4,681,533
Electricity Sales To Distributors [Member]
Disclosure of net operating revenue [line items]
Gross revenues	3,301,336	3,136,244	3,529,770
PIS/Pasep and Cofins	(368,101)
ICMS (VAT)	(10,727)
Sectorial charges	(56,642)
Service tax (ISSQN)
Net operating revenues	2,865,866	3,136,244	3,176,354
Use Of The Main Distribution and Transmission Grid [Member]
Disclosure of net operating revenue [line items]
Gross revenues	8,270,996	3,469,060	6,442,761
PIS/Pasep and Cofins	(781,017)
ICMS (VAT)	(1,999,583)
Sectorial charges	(1,351,625)
Service tax (ISSQN)
Net operating revenues	4,138,771		3,617,941
Construction Income [Member]
Disclosure of net operating revenue [line items]
Gross revenues	1,132,884	1,097,313	868,001
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	1,132,884	1,097,313	868,001
Fair Value Of Assets From The Indemnity For The Concession [Member]
Disclosure of net operating revenue [line items]
Gross revenues	36,646	47,499	57,080
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	36,646	47,499	57,080
Telecommunications [Member]
Disclosure of net operating revenue [line items]
Gross revenues	532,926	512,540	426,773
PIS/Pasep and Cofins	(21,035)
ICMS (VAT)	(137,896)
Sectorial charges
Service tax (ISSQN)	(558)
Net operating revenues	373,437	512,540	308,952
Distribution Of Piped Gas [Member]
Disclosure of net operating revenue [line items]
Gross revenues	1,003,790	753,222	621,992
PIS/Pasep and Cofins	11,313
ICMS (VAT)	(171,897)
Sectorial charges
Service tax (ISSQN)	(23)
Net operating revenues	843,183	557,186	454,815
Sectorial Financial Assets and Liabilities Result [Member]
Disclosure of net operating revenue [line items]
Gross revenues	25,057	985,344	767,040
PIS/Pasep and Cofins	(6,426)
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)
Net operating revenues	18,631	893,688	718,826
Other Operating Revenue [Member]
Disclosure of net operating revenue [line items]
Gross revenues	442,353	222,329	171,356
PIS/Pasep and Cofins	(30,203)
ICMS (VAT)
Sectorial charges
Service tax (ISSQN)	(3,310)
Net operating revenues	R$ 408,840	R$ 189,355	R$ 141,071